Accrued and Other Current Liabilities	12 Months Ended
Dec. 31, 2025
Accrued And Other Current Liabilities
Accrued and Other Current Liabilities

11. Accrued and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following at the dates indicated:

	December 31, 2025	December 31, 2024
Accrued expenses and other current liabilities:
Accrued accounting and professional services costs	$2,365,081	$2,419,829
Sales tax payable	250,672	452,508
Excise tax payable	223,717	223,717
Provision for tax payable	577,726	—
Accrued payroll and benefit costs	439,693	207,970
Accrued legal costs	167,936	315,764
Accrued subscription costs	53,369	46,759
Accrued streaming service costs	51,563	51,308
Other current liabilities	224,186	173,163
Total accrued expenses and other current liabilities	$4,353,943	$3,891,018